Annual Report To
                                                       Shareholders For The Year
                                                       Ending August 31, 1999

Kemper Research Fund

                              Kemper Research Fund

Average Annual Total Returns*
For period ended August 31, 1999 (adjusted for the maximum sales charge)

                                                          Life of Class
                                                          -------------
Kemper Research                                      0.40 %(since 12/31/98)
Fund Class A Shares

Kemper Research                                      1.89% (since 12/31/98)
 Fund Class B Shares

Kemper Research                                      4.89% (since 12/31/98)
 Fund Class C Shares

Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than original cost.


Performance

Kemper Research Fund has started off respectably. Since its inception on December 31, 1998, through August 31, 1999, Kemper Research Fund earned 6.53 percent (Class A shares, unadjusted for any sales charges). During this same period, the fund's benchmark, the Standard & Poor's 500 Index, gained 8.33 percent.

Market Overview

The stock market displayed significant volatility during the period. Since its inception, the fund has seen the market change direction from growth to value, and then revert to growth again. Similarly, large-company stocks led in the first quarter, only to be markedly outstripped by small-company stocks in the second quarter. The tides turned again during the final two months of the fund's fiscal year: Although both large- and small-caps struggled, large-company stocks held up better.

         Despite strong consumer confidence, low inflation, low unemployment, and steady corporate profit growth throughout the period, interest-rate upticks and emerging-market uncertainty kept many investors on edge. And while we did see some broadening in 1999, the market remains very narrow, given historical norms.

         Technology stocks have enjoyed center stage throughout 1999. Excitement about the Internet has fuelled a strong rally. However, as is typical with technology stocks, there have been downs as well as ups, including technology corrections in February and July. Media stocks have also performed briskly.

Investment Philosophy

Kemper Research Fund invests primarily in large-cap domestic stocks. Typically, the fund's sector weightings closely mirror those of the S&P 500 index. The fund also includes exposure to both value-style and growth-style stocks.

Fund Commentary

First quarter 1999: While the fund did fall short of the benchmark for the eight-month period, most of the fund's underperformance occurred in the first quarter of 1999. For the quarter, the fund gained 2.84 percent, while the index gained 4.99 percent.

         After lagging in the market in January, we picked up steam as the quarter progressed. In February, our capital-goods and communications-services stock exposure were notable contributors to positive performance. In March, we continued to reap solid performance from communication-service stocks, including Frontier Corporation, as well as from energy and financial services. But overall, we benefited most in March from our technology exposure. America Online, Sun Microsystems, Network Appliance and Nokia all bolstered our performance.


Second quarter, 1999: During the second quarter, the fund's positive momentum continued. The fund gained 7.68 percent, surpassing the S&P 500, up 7.06 percent. Strong individual stock selection played the principal role. In April, as the market rotated toward cyclicals, several of the fund's more cyclical holdings -- Parker Hannifin, Emerson Electric and Rockwell International -- all contributed strong gains. Within our media holdings, AT&T - Liberty Media, also served the fund well. These returns helped to offset less-successful technology and financial-service stocks. In May returns were driven by on-target stock selection in consumer staples, utilities, capital goods and basic materials, though financial-service stocks continued to take a toll, as did communication-services and consumer cyclicals. In June we participated in the strong performance of the technology sector. Nokia, Network Appliances and Applied Materials counted among our winners. AT&T - Liberty Media and Frontier Corporation supported these technology powerhouses.


July and August 1999: In July and August we faced added challenges, as did the broad market. In this two-month period, we declined 3.80 percent, closely in line with the S&P 500 index, down 3.61 percent. In July, we gave back some ground (-2.66 percent), though less than the benchmark (-3.12 percent). Our stock selection in a variety of sectors held up well against the benchmark, with leading performers including France-based energy giant Elf Acquitaine, business-services provider Navigant International, and component-technology manufacturer Micron Technologies.

         Compared to April and June when individual stock selection was a significant positive driver, many of our holdings were less favored by the market in August. Technology stocks (Network Appliance, Qualcomm, Double Click, and Sun Microsystems) continued to perform briskly, but the fund's progress was hindered by insurance provider UNUM (now Unumprovident). Though a strong performer for most of the period, AT&T - Liberty Media gave up some gains, and communication services stocks such as Frontier Corporation also faltered.

         The market was indeed challenging during the fund's first eight months of operations. However, we have a high degree of conviction in the merits of our research-driven investment process. We look forward to leveraging the potential of Scudder Kemper Investment's deep research and analytical resources on behalf of the shareholders of Kemper Research Fund.

Growth of an assumed $10,000 investment in Kemper Research Fund Class A from 12/31/98 through 8/31/99. Adjusted for the maximum sales charge

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                  12/31/1998  4/30/1999  8/31/1999
                                  ----------  ---------  ---------

Kemper Research Fund Class A*       $10,000    $10,110    $10,040
Standard & Poors 500 Stock Index**  $10,000    $10,861    $10,741
Consumer Price Index***             $10,000    $10,140    $10,195


Growth of an assumed $10,000 investment in Kemper Research Fund Class B from 12/31/98 through 8/31/99. Adjusted for maximum sales charge.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                     12/31/1998   4/30/1999   8/31/1999
                                     ----------   ---------   ---------
Kemper Research Fund Class B*         $10,000      $10,695     $10,189
Standard & Poors 500 Stock Index**    $10,000      $10,861     $10,741
Consumer Price Index***               $10,000      $10,140     $10,195

Growth of an assumed $10,000 investment in Kemper Research Fund Class C from 12/31/98 through 8/31/99. Adjusted for maximum sales charge.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                    12/31/1998  4/30/1999   8/31/1999
                                    ----------  ---------   ---------
Kemper Research Fund Class C*         $10,000     $10,695     $10,489
Standard & Poors 500 Stock Index**    $10,000     $10,861     $10,741
Consumer Price Index***               $10,000     $10,140     $10,195


* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of all dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 5.75%. For Class B shares the maximum contingent deferred sales charge (CDSC) is 4%. Class C shares have no sales charge adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report. Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

** The S tandard & Poors 500 Stock Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Source is CDA Wiesenberger.

***The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is CDA Wiesenberger.

Kemper Research Fund
Portfolio of Investments at August 31, 1999

---------------------------------------------------------------------------------------------------------------------
Common stocks                                                                      Number of Shares     Value ($)
---------------------------------------------------------------------------------------------------------------------
Communications-7.2%

  Telephone/communications            Bell Atlantic Corp.                                        720          44,100
                                      BellSouth Corp.                                            255          11,539
                                      Frontier Corp.                                             905          37,953
                                      GTE Corp.                                                  315          21,617
                                  (a) MCI WorldCom, Inc.                                       1,000          75,750
                                      SBC Communications, Inc.                                   810          38,880
                                      -------------------------------------------------------------------------------
                                                                                                             229,839

---------------------------------------------------------------------------------------------------------------------
Consumer discretionary-5.8%

  Department & chain                  Dayton Hudson Corp.                                        470          27,260
  stores-4.8%                         Gap, Inc.                                                  707          27,661
                                      Home Depot, Inc.                                           495          30,257
                                      Wal-Mart Stores, Inc.                                    1,490          66,026
                                      -------------------------------------------------------------------------------
                                                                                                             151,204

  Restaurants-1.0%                    McDonald's Corp.                                           770          31,859
                                      -------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Consumer staples-7.7%

  Food & beverage-5.3%                Coca-Cola Co., Inc.                                        750          44,859
                                      H.J. Heinz Co.                                             665          31,047
                                      Nestle SA (ADR)                                            270          26,696
                                      PepsiCo, Inc.                                              920          31,395
                                  (a) Safeway, Inc.                                              705          32,827
                                      Unilever NV(New York Shares)                                 1              69
                                      -------------------------------------------------------------------------------
                                                                                                             166,893

  Packaged goods/                     Colgate-Palmolive Co.                                      320          17,120
  cosmetics-2.4%                      Gillette Co.                                               325          15,153
                                      Procter & Gamble Co.                                       455          45,159
                                      -------------------------------------------------------------------------------
                                                                                                              77,432

---------------------------------------------------------------------------------------------------------------------
Durables-5.7%

  Aerospace-2.5%                      Lockheed Martin Corp.                                      610          22,570
                                      Rockwell International Corp. (New)                         720          42,570
                                      United Technologies Corp.                                  220          14,548
                                      -------------------------------------------------------------------------------
                                                                                                              79,688

  Automobiles-1.2%                    Ford Motor Co.                                             725          37,791
                                      -------------------------------------------------------------------------------


  Telecommunications-2.0%             Lucent Technologies, Inc.                                  480          30,750
                                      Nokia AB Oy "A" (ADR)                                      380          31,683
                                      -------------------------------------------------------------------------------
                                                                                                              62,433

---------------------------------------------------------------------------------------------------------------------
Energy-6.8%

  Oil & gas production-3.0%           Conoco, Inc. "A"                                         1,060          28,355
                                      Royal Dutch Petroleum Co. (New York shares)              1,085          67,134
                                      -------------------------------------------------------------------------------
                                                                                                              95,489

  Oil companies-2.7%                  Exxon Corp.                                                330          26,029
                                      Murphy Oil Corp.                                           355          18,016
                                      Total SA (ADR)                                             620          40,339
                                      -------------------------------------------------------------------------------
                                                                                                              84,384

  Oil/gas transmission-.5%            Williams Cos., Inc.                                        380          15,675
                                      -------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                   Number of Shares     Value ($)
---------------------------------------------------------------------------------------------------------------------
  Oilfield services/equipment-.6%     Halliburton Co.                                            445          20,637
                                      -------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Financial-14.1%

  Banks-3.5%                          BANC ONE CORP                                               90           3,611
                                      Bank of America Corp.                                      905          54,753
                                      BankBoston Corp.                                           460          21,361
                                      Chase Manhattan Corp.                                      395          33,057
                                      -------------------------------------------------------------------------------
                                                                                                             112,782

  Consumer finance-3.0%               American Express Credit Corp.                              275          37,812
                                      Associates First Capital Corp.                             880          30,195
                                      Citigroup, Inc.                                            615          27,329
                                      -------------------------------------------------------------------------------
                                                                                                              95,336

   Insurance-5.6%                     AFLAC, Inc.                                              1,045          46,960
                                      American International Group, Inc.                         572          53,017
                                      St. Paul Companies, Inc.                                 1,155          37,032
                                      XL Capital Ltd. " A"                                       795          39,998
                                      -------------------------------------------------------------------------------
                                                                                                             177,007

  Other financial companies-2.0%      Federal National Mortgage Association                      595          36,964
                                      Household International, Inc.                              710          26,802
                                      -------------------------------------------------------------------------------
                                                                                                              63,766

---------------------------------------------------------------------------------------------------------------------
Health-10.9%

  Health industry services-.7%        Cardinal Health, Inc.                                      365          23,269
                                      -------------------------------------------------------------------------------


  Medical supply & specialty-2.8%     Baxter International, Inc.                                 410          27,496
                                      Biomet, Inc.                                               370          13,228
                                      Medtronic, Inc.                                            361          28,248
                                  (a) VISX, Inc.                                                 215          19,458
                                      -------------------------------------------------------------------------------
                                                                                                              88,430

  Pharmaceuticals-7.4%                Abbott Laboratories                                        575          24,941
                                      American Home Products Corp.                               500          20,750
                                      Bristol-Myers Squibb Co.                                   625          43,984
                                      Eli Lilly & Co.                                            350          26,119
                                      Johnson & Johnson                                          205          20,961
                                      Merck & Co., Inc.                                          195          13,102
                                      Pfizer, Inc.                                               400          15,100
                                      Schering-Plough Corp.                                      485          25,493
                                      SmithKline Beecham PLC (ADR)                               220          14,025
                                      Warner-Lambert Co.                                         470          31,138
                                      -------------------------------------------------------------------------------
                                                                                                             235,613

---------------------------------------------------------------------------------------------------------------------
Manufacturing-10.2%

  Chemicals-1.0%                      Solutia, Inc.                                            1,640          32,800
                                      -------------------------------------------------------------------------------

  Containers & paper-.6%          (a) Smurfit-Stone Container Corp.                              975          20,658
                                      -------------------------------------------------------------------------------


  Diversified manufacturing-2.1%      Textron, Inc.                                              180          14,535
                                      Tyco International Ltd. (New)                              505          51,163
                                      -------------------------------------------------------------------------------
                                                                                                              65,698

  Electrical products-1.6%            Emerson Electric Co.                                       820          51,352
                                      -------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                   Number of Shares     Value ($)
---------------------------------------------------------------------------------------------------------------------
  Industrial specialty-1.8%           Corning, Inc.                                              345          22,943
                                  (a) QUALCOMM, Inc.                                             180          34,594
                                      -------------------------------------------------------------------------------
                                                                                                              57,537

  Machinery/components/
  controls-1.6%                       Parker-Hannifin Corp.                                    1,155          50,531
                                      -------------------------------------------------------------------------------

  Specialty chemicals-1.5%            Air Products & Chemicals, Inc.                           1,390          47,260
                                      -------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Media-6.1%

  Advertising-1.5%                (a) DoubleClick, Inc.                                          205          20,474
                                      Omnicom Group, Inc.                                        355          26,758
                                      -------------------------------------------------------------------------------
                                                                                                              47,232

  Cable television-3.6%
                                  (a) AT&T Corp - Liberty Media Group                          3,574         114,368
                                      -------------------------------------------------------------------------------

  Print media-1.0%                    Tribune Co.                                                345          32,193
                                      -------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Service industries-3.0%

  Edp services-1.7%               (a) America Online, Inc.                                       400          36,525
                                  (a) PSINet, Inc.                                               390          18,671
                                      -------------------------------------------------------------------------------
                                                                                                              55,196

  Investment-.5%                      Merrill Lynch & Co., Inc.                                  195          14,552
                                      -------------------------------------------------------------------------------

  Miscellaneous consumer
  services-.8%                    (a) Navigant Consulting, Inc.                                  565          24,789
                                      -------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Technology-19.0%

  Computer software-5.2%          (a) Microsoft Corp.                                          1,490         137,918
                                  (a) Oracle Systems Corp.                                       757          27,631
                                      -------------------------------------------------------------------------------
                                                                                                             165,549

  Diverse electronics             (a) Applied Materials, Inc.                                    235          16,700
  product-1.6%                        Motorola, Inc.                                             360          33,210
                                      -------------------------------------------------------------------------------
                                                                                                              49,910

  Edp peripherals-2.1%            (a) EMC Corp.                                                  320          19,200
                                  (a) Network Appliance, Inc.                                    735          48,280
                                      -------------------------------------------------------------------------------
                                                                                                              67,480

  Electronic components/
  distributors-2.1%               (a) Cisco Systems, Inc.                                      1,000          67,812
                                      -------------------------------------------------------------------------------

  Electronic data processing-4.6%     Hewlett-Packard Co.                                        315          33,193
                                      International Business Machines Corp.                      560          69,755
                                  (a) Sun Microsystems, Inc.                                     540          42,930
                                      -------------------------------------------------------------------------------
                                                                                                             145,878

  Semiconductors-3.4%                 Intel Corp.                                              1,090          89,584
                                  (a) Micron Technology, Inc.                                    260          19,386
                                      -------------------------------------------------------------------------------
                                                                                                             108,970

---------------------------------------------------------------------------------------------------------------------
Transportation-1.0%

  Airlines-.2%                    (a) US Airways Group, Inc.                                     175           5,392
                                      -------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------
                                                                                   Number of Shares     Value ($)
---------------------------------------------------------------------------------------------------------------------
  Railroads-.8%                       Canadian National Railway Co.                              275          17,465
                                  (a) Wisconsin Central Transportation Co.                       585           9,323
                                      -------------------------------------------------------------------------------
                                                                                                              26,788

---------------------------------------------------------------------------------------------------------------------
Utilities-2.5%

  Electric utilities                  CINergy Corp.                                              610          18,529
                                  (a) Northeast Utilities                                        925          16,245
                                      PacifiCorp                                                 775          15,839
                                      Unicom Corp.                                               720          27,810
                                      -------------------------------------------------------------------------------
                                                                                                              78,423
                                      -------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------
                                      TOTAL INVESTMENT PORTFOLIO - 100%
                                      (Cost: $2,967,989)                                                   3,179,895
                                      -------------------------------------------------------------------------------


Notes to Portfolio of Investments

(a) Non-income producing security.

Based on the cost of investments of $2,971,499 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $349,256, the gross unrealized depreciation was $140,860 and the net unrealized appreciation on investments was $208,396.

See accompanying Notes to Financial Statements.

The Board of Trustees and Shareholders
Kemper Research Fund

         We have audited the  accompanying  statement of assets and liabilities, including the portfolio of investments, of Kemper Research Fund (one of the portfolios constituting Kemper Funds Trust Series) as of August 31, 1999, and the related statements of operations and changes in net assets, and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999. These financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Research Fund, at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999, in conformity with generally accepted accounting principles.


 ERNST & YOUNG LLP


Chicago, Illinois
October 15, 1999

Kemper Research Fund
Statement of Assets and Liabilities
August 31, 1999

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments, at value
(Cost:  $2,967,989)                                               $ 3,179,895
--------------------------------------------------------------------------------
Cash                                                                    1,484
--------------------------------------------------------------------------------
Foreign taxes recoverable                                                 694
--------------------------------------------------------------------------------
Receivable for:

       Investments sold                                               135,167
--------------------------------------------------------------------------------
       Dividends                                                        3,226
--------------------------------------------------------------------------------
Due from advisor                                                       12,530
--------------------------------------------------------------------------------
    Total assets                                                    3,332,996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Payable for:

       Investments purchased                                          125,886
--------------------------------------------------------------------------------
       Management fee                                                   1,907
--------------------------------------------------------------------------------
       Distribution services fee                                        4,024
--------------------------------------------------------------------------------
       Transfer agent fees                                                430
--------------------------------------------------------------------------------
            Total liabilities                                         132,247
--------------------------------------------------------------------------------
Net assets, at market value                                       $ 3,200,749
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net assets Net assets consist of:
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                  (14,357)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             211,906
--------------------------------------------------------------------------------
Paid-in capital                                                     3,003,200
--------------------------------------------------------------------------------
Net assets, at market value                                       $ 3,200,749
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The pricing of shares
--------------------------------------------------------------------------------
Class A Shares
Net asset value and redemption price per share
 ($1,083,447 / 107,065 shares outstanding)                             $10.12
--------------------------------------------------------------------------------
Maximum offering price per share
(net asset value, plus 6.10% of
net asset value or 5.75% of offering price)                            $10.74
--------------------------------------------------------------------------------
Class B Shares
Net asset value and redemption price
(subject to contingent deferred sales charge) per share
 ($1,058,651 / 105,269 shares outstanding)                             $10.06
--------------------------------------------------------------------------------
Class C Shares
Net asset value and redemption price
(subject to contingent deferred sales charge) per share
 ($1,058,651 / 105,269 shares outstanding)                             $10.06
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Operations
For the period from December 31, 1998 (commencement of operations) to August 31, 1999

--------------------------------------------------------------------------------
Investment income
--------------------------------------------------------------------------------
    Dividends (net of foreign taxes withheld of $843)                  $ 27,902
--------------------------------------------------------------------------------
    Interest income                                                       1,211
--------------------------------------------------------------------------------
       Total investment income                                           29,113
--------------------------------------------------------------------------------
Expenses:

     Management fee                                                      14,509
--------------------------------------------------------------------------------
     Distribution services fee                                           10,320
--------------------------------------------------------------------------------
     Administrative services fee                                          5,181
--------------------------------------------------------------------------------
     Transfer agent fees                                                  4,517
--------------------------------------------------------------------------------
     Custodian and accounting fees                                        8,880
--------------------------------------------------------------------------------
     Trustees' fees                                                       8,457
--------------------------------------------------------------------------------
     Reports to shareholders                                                500
--------------------------------------------------------------------------------
     Auditing                                                             6,667
--------------------------------------------------------------------------------
     Legal                                                                1,248
--------------------------------------------------------------------------------
     Registration fees                                                       83
--------------------------------------------------------------------------------
     Other                                                                  966
--------------------------------------------------------------------------------
            Total expenses before expense waiver                         61,328
--------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                 (17,712)
--------------------------------------------------------------------------------
            Total expenses after expense waiver                          43,616
--------------------------------------------------------------------------------
Net Investment income (loss)                                            (14,503)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                               (14,366)
--------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments     211,906
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 197,540
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $ 183,037
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
For the period from December 31, 1998 (commencement of operations) to August 31, 1999

--------------------------------------------------------------------------------
Operations and capital share activity
--------------------------------------------------------------------------------
     Net investment income (loss)                                     $ (14,503)
--------------------------------------------------------------------------------
     Net realized gain (loss) on investments                            (14,366)
--------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation)               211,906
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         183,037
--------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions               2,984,379
--------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 3,167,416
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Net assets
--------------------------------------------------------------------------------
Beginning of period                                                      33,333
--------------------------------------------------------------------------------
End of period                                                       $ 3,200,749
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund
Kemper Research Fund (the "fund") is a diversified series of Kemper Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Currently, shares of the fund are available only to Scudder Kemper Investments, Inc. employees in the following states:
California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.

The fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the fund have equal rights with respect to voting subject to class specific arrangements.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the fund in the preparation of its financial statements.

2.  Significant accounting polices
Security valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market (Nasdaq), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Foreign currency translations. The books and records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase agreements. The fund may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

The fund incurred approximately $11,000 of net realized capital losses post October 31, 1998. As permitted by tax regulations, the fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2000.

Distribution of income and gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are reported on an identified cost basis.

Expenses. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.

3.  Transactions with affiliates
Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .70% of the first $250 million of average daily net assets declining to .63% of average daily net assets in excess of $2.5 billion. The fund incurred a management fee of $14,509 for the period ended August 31, 1999.

Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under this arrangement, Scudder Kemper waived and absorbed expenses of $17,712 for the period ended August 31, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees received by KDI for the period ended August 31, 1999 are $10,320.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended August 31, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to an agency agreement with the fund, Kemper Service Company (KSvC) serves as transfer agent and shareholder service agent of the fund. Under the agreement, KSvC earned transfer agency fees of $4,517 for the period ended August 31, 1999.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred accounting fees of $7,971 for the period ended August 31, 1999.

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the period ended August 31, 1999, the fund made no payments to its officers and incurred trustees fees of $8,457 to independent trustees.




4.  Investment transactions
For the period ended August 31, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases
                                                           $4,621,275
Proceeds from sales
                                                            1,638,929

5.  Capital share transactions
The following table summarizes the activity in capital shares of the fund:

                                          For the period December 31, 1998
                                            (commencement of operations)
                                                 to August 31, 1999
                                                 ------------------
                                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class A                                     105,896            $ 1,006,481
------------------------------ --------------------------- ---------------------
Class B                                     104,100              988,949
------------------------------ --------------------------- ---------------------
Class C                                     104,100              988,949
------------------------------ --------------------------- ---------------------
Net increase from
capital share transactions                                      $ 2,984,379
------------------------------ --------------------------- ---------------------

Kemper Research Fund
Financial Highlights

For the period from December 31, 1998 (commencement of operations) to August 31, 1999



                                                Class A        Class B         Class C

---------------------------------------------------------      --------    ------------
Per share operating performance
---------------------------------------------------------      --------    ------------
Net asset value, beginning of period               $9.50          9.50            9.50
---------------------------------------------------------      --------    ------------
Income from investment operations:

   Net investment loss                              (.01)         (.07)           (.07)
---------------------------------------------------------      --------    ------------
   Net realized and unrealized gain                  .63           .63             .63
---------------------------------------------------------      --------    ------------
Total from investment operations                     .62           .56             .56
---------------------------------------------------------      --------    ------------
Net asset value, end of period                    $10.12         10.06           10.06
---------------------------------------------------------      --------    ------------

Total return (not annualized)                      6.53%          5.89            5.89

---------------------------------------------------------      --------    ------------
Ratios to average net assets (annualized)
---------------------------------------------------------      --------    ------------
Expenses                                           1.48%          2.42            2.42
---------------------------------------------------------      --------    ------------
Net investment income (loss)                       (.08)%       (1.02)          (1.02)
---------------------------------------------------------      --------    ------------

---------------------------------------------------------      --------    ------------
Other ratios to average net assets (annualized)
---------------------------------------------------------      --------    ------------
Expenses                                           2.33%          3.27            3.27
---------------------------------------------------------      --------    ------------
Net investment income (loss)                       (.93)%       (1.87)          (1.87)
---------------------------------------------------------      --------    ------------

---------------------------------------------------------------------------------------
Supplemental data for all classes
---------------------------------------------------------------------------------------
Net assets at the end of period                                            $ 3,200,749
---------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                               78%
---------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption. Per share data for the period ended August 31, 1999 was determined based on average shares outstanding.

                               Trustees & Officers

Trustees                   Officers

James E. Akins             Mark S. Casady             Maureen E. Kane
Trustee                    President                  Assistant Secretary

James R. Edgar             Philip J. Collora          Caroline Pearson
Trustee                    Vice President and         Assistant Secretary
                           Secretary
Arthur R. Gottschalk
Trustee                    John R. Hebble
                           Treasurer
Frederick T. Kelsey
Trustee                    Brenda Lyons
                           Assistant Treasurer
Thomas W. Littauer
Trustee and                Valerie Malter
Vice President             Vice President

Kathryn L. Quirk           Ann M. McCreary
Trustee and                Vice President
Vice President
                           Elizabeth D. Smith
Fred B. Renwick            Vice President
Trustee
                           William F. Truscott
Cornelia Small             Vice President
Trustee and
Vice President             Robert Tymoczko
                           Vice President
John G Weithers
Trustee                    Linda J. Wondrack
                           Vice President
--------------------------------------------------------------------------------

Legal Counsel              Dechert Price & Rhodes
                           Ten Post Office Square
                           Boston, MA. 02109

Shareholder                Kemper Service Company
Service Agent              P.O. Box 419557
And Transfer Agent         Kansas City, MO 64141


Custodian                  State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Ma 02110

Independent                Ernst & Young LLP
Auditors                   233 South Wacker Drive
                           Chicago, Il 60606

Principal                  Kemper Distributors, Inc.
Underwriter                222 South Riverside Plaza Chicago, Il 60606-5808
                           www.kemper.com

This report is not to be distributed unless preceded or accompanied by a Kemper Style prospectus.